Schedule of Company and Subsidiaries (Details)	6 Months Ended
Mar. 31, 2026
Youxin Cloud (BVI) Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Youxin Cloud (HK) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Hainan Youxin Mutual Enterprise Management Co., Ltd. ("WFOE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Guangzhou Youxin Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Celnet Technology Co Celnet BJ [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	51.00%
Celnet Technology (HK) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Youxin Cloud (BVI) Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	British Virgin Islands (“BVI”) Company
Principle activities	Holding company
Youxin Cloud (HK) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	Hong Kong (“HK”) Limited Company
Principle activities	Holding company
Hainan Youxin Mutual Enterprise Management Co., Ltd. ("WFOE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	The People’s Republic Of China (“PRC”) Company
Principle activities	Holding company
Guangzhou Youxin Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	The People’s Republic Of China (“PRC”) Company
Principle activities	PaaS and SaaS products
Celnet Technology Co Celnet BJ [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	The People’s Republic Of China (“PRC”) Company
Principle activities	PaaS and SaaS products
Celnet Technology (HK) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	Hong Kong (“HK”) Limited Company
Principle activities	PaaS and SaaS products
Youxin Cloud (BVI) Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation Date	Nov. 10, 2022
Youxin Cloud (HK) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation Date	Dec. 13, 2022
Hainan Youxin Mutual Enterprise Management Co., Ltd. ("WFOE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation Date	Feb. 17, 2023
Guangzhou Youxin Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation Date	Mar. 12, 2018
Celnet Technology Co Celnet BJ [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation Date	Apr. 19, 2012
Celnet Technology (HK) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation Date	Jul. 12, 2016